Note 7 - Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Current Assets [Table Text Block]
	December 31, 2011	December 31, 2012
Prepaid expenses	334	77
Other receivables	1,217	1,012
Total	1,551	1,089